RPAR Risk Parity ETF
Schedule of Investments
March 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 35.3%	Shares	Value
SPDR Gold MiniShares Trust (a)	956,073	$59,171,358
Vanguard FTSE Developed Markets ETF	528,345	26,855,776
Vanguard FTSE Emerging Markets ETF (b)	905,994	41,005,288
Vanguard Total Stock Market ETF	232,377	63,866,495
TOTAL EXCHANGE TRADED FUNDS (Cost $167,823,510)		190,898,917

U.S. TREASURY SECURITIES - 34.8%	Par
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040	$4,870,752	4,913,580
2.13%, 02/15/2041	14,014,343	14,111,696
0.75%, 02/15/2042	21,795,203	17,455,669
0.63%, 02/15/2043	23,183,712	17,784,545
1.38%, 02/15/2044	25,768,460	22,384,424
0.75%, 02/15/2045	24,471,404	18,534,466
1.00%, 02/15/2046	22,504,990	17,709,347
0.88%, 02/15/2047	21,374,310	16,149,997
1.00%, 02/15/2048	20,315,229	15,569,437
1.00%, 02/15/2049	14,896,674	11,302,381
0.25%, 02/15/2050	12,808,437	7,796,866
0.13%, 02/15/2051	12,534,704	7,184,488
0.13%, 02/15/2052	10,419,932	5,879,842
1.50%, 02/15/2053	6,548,932	5,434,069
2.13%, 02/15/2054	5,978,622	5,717,520
TOTAL U.S. TREASURY SECURITIES (Cost $281,960,887)		187,928,327

COMMON STOCKS - 15.2%	Shares
Biotechnology - 0.4%
Corteva, Inc.	37,603	2,366,357

Building Materials - 0.1%
Geberit AG	698	433,908

Chemicals - 1.0%
CF Industries Holdings, Inc.	9,768	763,369
Ecolab, Inc.	5,417	1,373,318
FMC Corp.	7,075	298,494
Nutrien Ltd.	29,638	1,470,728
PhosAgro PJSC - GDR (a)(c)	52,122	0
Sociedad Quimica y Minera de Chile S.A. - ADR (b)	14,409	572,470
The Mosaic Co.	17,712	478,401
Yara International ASA	14,574	437,027
		5,393,807

Coal - 0.1%
Teck Resources Ltd. - Class B	21,144	770,101

Electrical Components & Equipment - 0.1%
Goldwind Science & Technology Co. Ltd. - Class H	424,754	267,508

Energy - Alternate Sources - 0.6%
Enphase Energy, Inc. (a)	12,187	756,203
First Solar, Inc. (a)	9,283	1,173,650
Flat Glass Group Co. Ltd. - Class H	252,911	343,920
Vestas Wind Systems AS (a)	68,032	934,976
Xinyi Solar Holdings Ltd.	631,172	243,373
		3,452,122

Environmental Control - 0.1%
Pentair PLC	3,101	271,276

Food - 0.1%
Salmar ASA	7,074	338,435

Iron & Steel - 0.7%
Fortescue Ltd.	147,840	1,415,985
Vale S.A. - ADR	215,139	2,147,087
		3,563,072

Machinery - Diversified - 1.8%
AGCO Corp.	4,507	417,213
CNH Industrial NV	71,804	881,753
Deere & Co.	14,118	6,626,283
Kubota Corp.	71,486	875,290
The Toro Co.	6,220	452,505
Xylem, Inc.	5,113	610,799
		9,863,843

Mining - 4.4%
Antofagasta PLC	42,116	907,021
BHP Group Ltd. - ADR (b)	117,182	5,688,014
Boliden AB	10,044	327,264
Cameco Corp.	18,995	781,840
CMOC Group Ltd. - Class H	1,176,666	967,914
First Quantum Minerals Ltd. (a)	37,873	509,184
Freeport-McMoRan, Inc.	65,143	2,466,314
Glencore PLC	533,197	1,929,100
GMK Norilskiy Nickel PAO - ADR (a)(c)	181,762	0
Ivanhoe Mines Ltd. - Class A (a)	58,801	499,252
Jiangxi Copper Co. Ltd. - Class H	178,859	314,026
Lundin Mining Corp.	48,845	395,715
NAC Kazatomprom JSC - GDR	9,544	311,612
Rio Tinto PLC - ADR	78,136	4,694,411
South32 Ltd.	241,453	484,486
Southern Copper Corp.	37,178	3,474,695
Sumitomo Metal Mining Co. Ltd.	11,162	242,214
		23,993,062

Oil & Gas - 5.6%
BP PLC - ADR	38,705	1,307,842
Canadian Natural Resources Ltd.	30,012	923,350
Cenovus Energy, Inc.	24,925	346,361
Chevron Corp.	25,318	4,235,448
ConocoPhillips	18,240	1,915,565
Coterra Energy, Inc.	9,774	282,469
Devon Energy Corp.	8,185	306,119
Diamondback Energy, Inc.	4,200	671,496
Ecopetrol S.A. - ADR (b)	28,993	302,687
Eni S.p.A. - ADR (b)	23,758	734,835
EOG Resources, Inc.	8,539	1,095,041
EQT Corp.	8,307	443,843
Equinor ASA - ADR (b)	39,073	1,033,481
Expand Energy Corp.	4,158	462,869
Exxon Mobil Corp.	64,611	7,684,186
Gazprom PJSC - ADR (a)(c)	523,190	0
Hess Corp.	4,038	644,990
Imperial Oil Ltd.	7,545	544,938
Inpex Corp.	18,281	251,526
LUKOIL PJSC - ADR (a)(c)	31,173	0
Novatek PJSC - GDR (a)(c)	13,358	0
Occidental Petroleum Corp.	13,743	678,354
Rosneft Oil Co. PJSC - GDR (a)(c)	488,696	0
Shell PLC - ADR	44,332	3,248,649
Suncor Energy, Inc.	16,503	638,907
TotalEnergies SE - ADR	33,705	2,180,376
Tourmaline Oil Corp.	4,843	233,527

Woodside Energy Group Ltd.	24,924	359,086
		30,525,945

Water - 0.2%
American Water Works Co., Inc.	3,947	582,262
Veolia Environnement S.A.	13,359	458,167
		1,040,429
TOTAL COMMON STOCKS (Cost $114,894,678)		82,279,865

SHORT-TERM INVESTMENTS - 20.1%
Investments Purchased with Proceeds from Securities Lending - 7.2%
First American Government Obligations Fund - Class X, 4.27% (d)(e)	39,080,799	39,080,799

Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 4.27% (d)	6,798,816	6,798,816

U.S. Treasury Bills - 11.6%	Par
4.19%, 04/10/2025 (f)	$62,747,000	62,680,449
TOTAL SHORT-TERM INVESTMENTS (Cost $108,561,515)		108,560,064

TOTAL INVESTMENTS - 105.4% (Cost $673,240,590)		569,667,173
Liabilities in Excess of Other Assets - (5.4)%		(28,944,372)
TOTAL NET ASSETS - 100.0%		$540,722,801
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
JSC - Joint Stock Company
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $38,206,778 which represented 7.1% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of March 31, 2025 is $39,080,799.
(f)	The rate shown is the annualized effective yield as of March 31, 2025.

RPAR Risk Parity ETF
Schedule of Futures Contracts
March 31, 2025 (Unaudited)

The RPAR Risk Parity ETF had the following futures contracts outstanding with PhillipCapital Inc.
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	850	06/18/2025	$94,535,938	$276,356
U.S. Treasury Ultra Bonds	762	06/18/2025	93,154,500	(1,616,943)
Net Unrealized Appreciation (Depreciation)				$(1,340,587)

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

RPAR Risk Parity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Exchange Traded Funds	$190,898,917	$–	$–		$190,898,917
U.S. Treasury Securities	–	187,928,327	–		187,928,327
Common Stocks	82,279,865	–	0	(a)	82,279,865
Investments Purchased with Proceeds from Securities Lending	39,080,799	–	–		39,080,799
Money Market Funds	6,798,816	–	–		6,798,816
U.S. Treasury Bills	–	62,680,449	–		62,680,449
Total Investments	$319,058,397	$250,608,776	$0	(a)	$569,667,173

Other Financial Instruments:
Futures Contracts*	$276,356	$–	$–		$276,356
Total Other Financial Instruments	$276,356	$–	$–		$276,356

Liabilities:
Other Financial Instruments:
Futures Contracts*	$(1,616,943)	$–	$–		$(1,616,943)
Total Other Financial Instruments	$(1,616,943)	$–	$–		$(1,616,943)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:
Common
Stocks
Balance as of December 31, 2024	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of March 31, 2025	$0

Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at March 31, 2025:	$—